Directors' Emoluments - Schedule of Directors Emoluments (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Directors Emoluments [Line Items]
Total	$ 179,648	$ 153,336	$ 92,995
Lap Sun Wong [Member]
Schedule of Directors Emoluments [Line Items]
Total	89,824	76,668	43,313
Zhifang Zhang [Member]
Schedule of Directors Emoluments [Line Items]
Total	$ 89,824	$ 76,668	$ 49,682